Other Intangible Assets, Net - Estimated Future Amortization Expense (Details) - Other intangible assets $ in Thousands	Dec. 31, 2018 USD ($)
Intangible assets
2019	$ 178,740
2020	171,876
2021	151,180
2022	130,930
2023	$ 62,326